Receivables, net and Contract assets and liabilities - Receivables, net and Allowance for doubtful accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables, net and Contract assets and liabilities
Trade receivables	$ 6,206	$ 6,417
Other receivables	684	760
Allowance	(339)	(357)	$ (228)
Total receivables, net	6,551	6,820
Contractual retention amounts billed to customers	$ 119	146
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date	60.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date	29.00%
Allowance for doubtful accounts
Balance at January 1	$ 357	228	219
Transition adjustment	0	56	0
Current-period provision for expected credit losses	33	115	31
Write-offs charged against the allowance	(37)	(42)	(19)
Exchange rate differences	(14)	0	(3)
Balance at December 31	$ 339	$ 357	$ 228